LEASES (Details 5) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total net investment in the lease	$ 2,673	$ 5,985
Less than one year (0-1)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total net investment in the lease	1,438	1,772
One to five years (1-5)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total net investment in the lease	$ 1,235	$ 4,213